Disposals and business closures - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	£ (3,026)	£ (3,091)	£ (3,177)
Property, plant and equipment	(216)	(217)
Inventories	(74)	(91)
Trade and other receivables	(1,030)	(1,050)
Current tax receivable	(32)	(32)
Cash and cash equivalents (excluding overdrafts)	(543)	(312)
Provisions for other liabilities and charges	13	15
Retirement benefit obligations	41	44
Trade and other liabilities	1,054	1,275
Financial liabilities – borrowings	1,472	1,161
Net assets disposed	4,053	3,988
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	0	(53)	(77)
Property, plant and equipment	0	(5)	(11)
Intangible assets – product development	0	(15)	(39)
Inventories	0	(1)	(33)
Trade and other receivables	0	(65)	(106)
Deferred tax	0	8	(12)
Current tax receivable	0	(2)	0
Cash and cash equivalents (excluding overdrafts)	0	(12)	(21)
Provisions for other liabilities and charges	0	0	1
Retirement benefit obligations	0	0	2
Trade and other liabilities	0	31	52
Financial liabilities – borrowings	0	0	8
Net assets disposed	0	(114)	(236)
Cumulative currency translation adjustment	0	122	5
Proceeds – current year disposals	0	1	291
Proceeds – prior year disposals	0	0	86
Deferred proceeds	0	12	2
Cash and cash equivalents disposed	0	(12)	(21)
Costs and other disposal liabilities paid	(7)	(27)	(23)
Costs of disposals	(5)	(30)	(25)
Net cash (outflow)/inflow	(7)	(38)	333
(Loss)/gain on disposal	£ (5)	£ (9)	£ 37